Derivatives and Hedging Activities (Schedule of Interest Rate Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative assets, at fair value	$ 9,189	$ 0
Derivative liabilities, at fair value	(18,455)	(3,830)
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Swap [Member]
Derivative [Line Items]
Number of Instruments	16
Derivative, Notional Amount	700,390
Series D Preferred Stock Embedded Derivative [Member] | Derivative Liabilities, at Fair Value [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative liabilities, at fair value	(16,736)	0
Interest Rate Cap [Member] | Cash Flow Hedging [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Number of Instruments	1
Derivative, Notional Amount	500,000
Interest Rate Contract [Member] | Derivatives Assets, at Fair Value [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative assets, at fair value	9,189	0
Interest Rate Contract [Member] | Derivative Liabilities, at Fair Value [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative liabilities, at fair value	$ (1,719)	$ (3,830)